Related Party Transactions (Details) $ / shares in Units, £ in Thousands				3 Months Ended		12 Months Ended
	Nov. 15, 2020 USD ($)	Nov. 13, 2020 USD ($) $ / shares shares	Aug. 16, 2017 USD ($) shares	Mar. 31, 2023 USD ($) shares	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Nov. 13, 2020 GBP (£)
Related Party Transactions
Related party receivables				$ 30,750		$ 31,446	$ 13,648
Related party cost						935,000	1,080,000.00
Expenses incurred in relation to legal services				0	$ 29,000	138,000	32,000
Amounts payable				$ 0		$ 0	$ 0
Loans receivable term		3 years
Loans receivable carrying amount		$ 335,000
Abated interest rate		0.25%
Number of stock options purchased | shares		281,648		2,647		7,443	52,347
Share issue price | $ / shares		$ 6.00
Loans Receivable amount kind in services per month		$ 9,000						£ 9
Stock options expiration period		36 months
Shareholder loan balances totaled				$ 0		$ 19,000	$ 130,000
Percentage of commission received, first year	20.00%
Percentage of commission received, second year	10.00%
Percentage of commission received, third year	5.00%
10Clouds
Related Party Transactions
Related party receivables				311,000		273,000
Related party cost				$ 294,000	$ 215,000
Three shareholder loan agreements with three related parties
Related Party Transactions
Loans receivable carrying amount			$ 75,000
Shareholder loan balances totaled						$ 0
Loans issued | shares			35,256
Vital4Data
Related Party Transactions
Payment of commission	$ 0